Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 17:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

The Company’s policy is to enter into transactions with related parties on terms that, on the whole, are no less favorable, than those available from unaffiliated third parties. Based on the Company’s experience in the business sectors in which it operates and the terms of its transactions with unaffiliated third parties, the Company believes that all of the transactions described below met this policy at the time they occurred.

1.	Fritz Companies Israel T. Ltd. (“Fritz”)

Fritz is a logistics company which is owned, in part, by the Chairman of the Board since March 2018. The Company has an ongoing logistic contract with Fritz. During the years ended December 31, 2021, 2020 and 2019 logistic service fees amounted to $5,369, $4,096 and $3,762, respectively. As of December 31, 2021 and 2020, the Company had trade payables balances due to this related party in amounts of $1,178 and $1,546, respectively.

2.	Accord Insurance Agency Ltd. (“Accord”)

The Company maintains a business relationship with Accord Insurance Agency Ltd., or Accord, a company which is an insurance agency that is owned in part and controlled by the Company’s Chairman of the Board. Accord is the Company’s insurance agent for most of its insurance policies. During the years ended December 31, 2021, 2020 and 2019, the total fees paid to Accord under the policies amounted to $423, $838 and $843, respectively.

3.	Priority Software Ltd. (“Priority”)

Priority is the Company’s ERP solution provider, which is owned, in part by a few of the Company’s Board members. During the years ended December 31, 2021, 2020 and 2019 maintenances fees and additional licenses acquired amounted to $221, $100 and $109, respectively. As of December 31, 2021 and 2020, the Company had trade payables balances due to this related party in amounts of $0 and $65, respectively.

4.	Tritone Technologies Ltd. (“Tritone”)

On September 13, 2021 the Company entered into a sublease agreement with Tritone Technologies Ltd., whose CEO is Mr. Ofer Ben Zur, a director of the Company, and one of whose shareholders is an equity fund controlled by the Chairman of the Board, for the sublease of 192 square meters in Rosh Ha’Ayin. The term of the related lease is 24 months until September 12, 2022, with an option to extend the term by additional 12 months. The rent under the sublease is $2 per month, in addition to the rent for the related lease that is covered by the sublessee. The sublease agreement is carried out on a “back-to-back” basis, as the Company pays over the rent that it receives directly to its landlord. As of December 31, 2021, and 2020, the Company had trade receivables balances due from this related party in amounts of $5 and $3 respectively.

5.	Magalcom Ltd. (“Magalcom”)

The Company entered into a transaction with Magalcom which is owned, in part and controlled, by the Company’s Chairman of the Board, for the replacement of communication equipment in the Company’s conference rooms. Total consideration to be paid to Magalcom pursuant to this transaction is approximately $650. During the year ended December 31, 2021, service fees under the transaction amounted to $777. As of December 31, 2021 and 2020, the Company had a trade payables balances due to this related party in amounts of $282 and $9, respectively.